Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Amortization of Intangible Assets [Abstract]
2025	$ 13,825
2026	5,465
Total	$ 19,290	$ 33,000